Federated Hermes Municipal High Yield Advantage Fund
Portfolio of Investments
May 31, 2022 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—97.6%
		Alabama—1.2%
$500,000	[1,2]	Huntsville, AL Special Care Facilities Financing Authority (Redstone Village), Retirement Facilities Revenue Bonds (Series 2011A), (Original Issue Yield: 7.625%), 7.500%, 1/1/2047	$292,598
1,500,000	[1,2]	Huntsville, AL Special Care Facilities Financing Authority (Redstone Village), Retirement Facility Revenue Bonds (Series 2007), (Original Issue Yield: 5.600%), 5.500%, 1/1/2043	858,007
2,000,000		Jefferson County, AL Sewer System, Senior Lien Sewer Revenue Current Interest Warrants (Series 2013-A), (Original Issue Yield: 5.650%), (Assured Guaranty Municipal Corp. INS), 5.500%, 10/1/2053	2,115,935
2,000,000		Jefferson County, AL Sewer System, Senior Lien Sewer Revenue Current Interest Warrants (Series 2013A), (Original Issue Yield: 5.450%), (Assured Guaranty Municipal Corp. INS), 5.250%, 10/1/2048	2,110,823
790,000	[3]	Tuscaloosa County, AL IDA (Hunt Refining Co.), Gulf Opportunity Zone Refunding Bonds (Series 2019A), 5.250%, 5/1/2044	800,008
		TOTAL	6,177,371
		Alaska—0.0%
1,000,000	[1,2]	Alaska Industrial Development and Export Authority (Boys & Girls Home & Family Services, Inc.), Community Provider Revenue Bonds (Series 2007C), 6.000%, 12/1/2036	20,000
		Arizona—2.4%
650,000	[3]	Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017D), 5.000%, 7/1/2051	657,233
500,000	[3]	Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017G), 5.000%, 7/1/2051	505,564
1,000,000	[3]	Arizona State IDA (Doral Academy of Nevada FMMR), Education Revenue Bonds (Series 2019A), 5.000%, 7/15/2049	1,009,381
1,750,000	[3]	Arizona State IDA (Pinecrest Academy of Nevada), Horizon, Inspirada and St. Rose Campus Education Revenue Bonds (Series 2018A), 5.750%, 7/15/2048	1,859,700
1,000,000		Maricopa County, AZ, IDA (Commercial Metals Corp.), Exempt Facilities Revenue Bonds (Series 2022), 4.000%, 10/15/2047	916,274
1,000,000	[3]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2047	1,007,292
1,500,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2044	1,522,812
1,000,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2016A), 5.000%, 7/1/2046	1,019,071
3,000,000		Salt Verde Financial Corp., AZ, Senior Gas Revenue Bonds (Series 2007), (Original Issue Yield: 5.100%), (Citigroup, Inc. GTD), 5.000%, 12/1/2037	3,385,661
430,000	[3]	Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.000%, 7/15/2027	436,235
		TOTAL	12,319,223
		California—7.3%
4,445,000		California Health Facilities Financing Authority (Cedars-Sinai Medical Center), Revenue Refunding Bonds (Series 2021A), 5.000%, 8/15/2051	4,990,101
1,915,000		California Health Facilities Financing Authority (CommonSpirit Health), Revenue Refunding Bonds (Series 2020A), 4.000%, 4/1/2044	1,899,216
2,000,000		California Municipal Finance Authority (LINXS APM Project), Senior Lien Revenue Bonds (Series 2018A), 5.000%, 6/1/2048	2,076,984
500,000	[3]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2046	500,734
750,000	[3]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	768,542
565,000	[3]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	581,144
500,000	[3]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2017A), 5.000%, 7/1/2047	520,559
1,000,000	[3]	California State School Finance Authority Charter School Revenue (Bright Star Schools-Obligated Group), Charter School Revenue Bonds (Series 2017), 5.000%, 6/1/2037	1,028,460
500,000	[3]	California State School Finance Authority Charter School Revenue (Rocketship Public Schools), Revenue Bonds (Series 2017G), 5.000%, 6/1/2047	513,327
1,100,000	[3]	California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), 5.000%, 6/1/2053	1,127,495
1,430,000		California State, UT GO Various Purpose Bonds, 4.000%, 4/1/2049	1,487,987
1,925,000		California State, UT GO Various Purpose Refunding Bonds (Series 2021), 4.000%, 10/1/2041	2,053,091
2,250,000	[3]	California Statewide Communities Development Authority (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	2,276,725

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$1,555,000		Community Facilities District No. 2016 of the County of Orange (CFD 2016-1 (Village of Esencia)), Special Tax Revenue Bonds (Series 2016A), 5.000%, 8/15/2046	$1,624,261
1,000,000		Community Facilities District No. 2017 of the County of Orange (CFD 2017-1 (Village of Esencia)), Improvement Area No.1 Special Tax Revenue Bonds (Series 2018A), 5.000%, 8/15/2047	1,062,058
500,000		Corona-Norco USD Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, (United States Treasury PRF 9/1/2023@100), 5.000%, 9/1/2032	520,578
95,000		Irvine, CA (Irvine, CA Reassessment District No. 13-1), Limited Obligation Improvement Bonds, 5.000%, 9/2/2028	98,315
365,000		Irvine, CA (Irvine, CA Reassessment District No. 13-1), Limited Obligation Improvement Bonds, 5.000%, 9/2/2029	377,611
180,000		Irvine, CA (Irvine, CA Reassessment District No. 13-1), Limited Obligation Improvement Bonds, 5.000%, 9/2/2030	186,097
1,000,000		Irvine, CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1), Special Tax Bonds (Series 2014), 5.000%, 9/1/2049	1,030,165
850,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Bonds (Series 2017A), 5.000%, 5/15/2047	899,803
1,500,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Refunding Bonds (Series 2021A), 5.000%, 5/15/2051	1,640,989
1,000,000		Los Angeles, CA Harbor Department, Revenue Refunding Bonds (Series 2014A), 5.000%, 8/1/2044	1,038,641
2,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Citigroup, Inc. GTD), 7.000%, 11/1/2034	3,188,535
1,000,000		Palomar Health, CA Revenue (Series 2016), 5.000%, 11/1/2039	1,050,044
1,000,000		Roseville, CA Special Tax (Fiddyment Ranch CFD No. 1), Special Tax Refunding Revenue Bonds (Series 2017), 5.000%, 9/1/2034	1,068,492
1,255,000		Roseville, CA Special Tax (Fiddyment Ranch CFD No. 5), Special Tax Revenue Bonds (Series 2021), 4.000%, 9/1/2050	1,160,577
340,000	[3]	San Francisco Special Tax District No. 2020-1 (Mission Rock Facilities and Services), Development Special Tax Bonds (Series 2021A), 4.000%, 9/1/2051	308,688
500,000		San Francisco, CA City & County Redevelopment Financing Agency (Mission Bay South Redevelopment), Tax Allocation Refunding Bonds (Series 2016C), (National Public Finance Guarantee Corporation INS), 5.000%, 8/1/2041	538,825
1,200,000		Santa Margarita, CA Water District Community Facilities District No. 2013-1, Special Tax Bonds (Series 2013), (Original Issue Yield: 5.700%), 5.625%, 9/1/2043	1,226,928
990,000		Western Riverside Water & Wastewater Financing Authority, CA, Local Agency Revenue Refunding Bonds (Series 2016A), 5.000%, 9/1/2044	1,064,802
		TOTAL	37,909,774
		Colorado—6.2%
750,000		Arista, CO Metropolitan District, Special Revenue Refunding and Improvement Bonds (Series 2018A), 5.000%, 12/1/2038	761,575
1,000,000		Banning Lewis Ranch Metropolitan District No. 4, LT GO Bonds (Series 2018A), 5.750%, 12/1/2048	1,024,619
1,000,000		Banning Lewis Ranch Regional Metropolitan District, LT GO Bonds (Series 2018A), 5.375%, 12/1/2048	1,012,476
1,500,000		Base Village Metropolitan District No. 2, LT GO Refunding Bonds (Series 2016A), 5.750%, 12/1/2046	1,525,995
2,000,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2013A), 5.625%, 12/1/2038	2,056,667
1,250,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2013A), 6.000%, 12/1/2038	1,290,710
500,000		Colorado Educational & Cultural Facilities Authority (Aspen View Academy), Charter School Revenue Bonds (Series 2021), 4.000%, 5/1/2061	418,578
1,000,000	[3]	Colorado Educational & Cultural Facilities Authority (Loveland Classical School), School Improvement Revenue Bonds (Series 2016), 5.000%, 7/1/2036	1,008,398
1,625,000		Colorado Educational & Cultural Facilities Authority (Skyview Academy), Charter School Refunding & Improvement Revenue Bonds (Series 2014), 5.500%, 7/1/2049	1,650,091
1,000,000		Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), (Original Issue Yield: 5.020%), 5.000%, 12/15/2045	1,029,835
5,000,000		Colorado Health Facilities Authority (Advent Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2021A), 4.000%, 11/15/2050	5,038,613
1,500,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2037	1,507,743
1,000,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2018A), (Original Issue Yield: 4.070%), 4.000%, 12/1/2048	989,392
500,000		Denver, CO Convention Center Hotel Authority, Senior Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2040	518,299
1,000,000	[3]	Denver, CO Health & Hospital Authority, Revenue Refunding Bonds (Series 2017A), 5.000%, 12/1/2034	1,068,670
750,000		Eagle County, CO Air Terminal Corp., Revenue Refunding Bonds (Series 2011A), 6.000%, 5/1/2027	717,518
1,170,000		Hogback Metropolitan District, CO, LT GO Bonds (Series 2021A), 5.000%, 12/1/2051	1,023,637

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$1,500,000		Lakes at Centerra Metropolitan District No. 2, LT GO Refunding and Improvement Bonds (Series 2018A), 5.125%, 12/1/2037	$1,507,944
2,500,000		North Range, CO Metropolitan District No. 2, LT GO and Special Revenue Refunding and Improvement Bonds (Series 2017A), 5.750%, 12/1/2047	2,552,122
2,000,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), (Original Issue Yield: 6.630%), (Bank of America Corp. GTD), 6.250%, 11/15/2028	2,265,441
2,510,000		St. Vrain Lakes, CO Metropolitan District No. 2, LT GO Senior Bonds (Series 2017A), 5.000%, 12/1/2037	2,556,694
1,030,000		Tallyn's Reach Metropolitan District No. 3, CO, LT GO Refunding & Improvement Bonds (Series 2013), (United States Treasury PRF 12/1/2023@100), 5.125%, 11/1/2038	1,076,106
		TOTAL	32,601,123
		Connecticut—1.3%
1,000,000		Connecticut Development Authority (Bombardier, Inc.), Airport Facility Revenue Bonds, 7.950%, 4/1/2026	999,705
1,500,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2038	1,666,911
1,000,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 4.000%, 5/1/2039	1,024,662
1,835,000	[3]	Mohegan Tribe of Indians of Connecticut Gaming Authority, Priority Distribution Payment Refunding Bonds (Series 2015C), (Original Issue Yield: 6.375%), 6.250%, 2/1/2030	1,965,373
1,500,000		Steel Point Infrastructure Improvement District, Steelpoint Harbor Special Obligation Revenue Bonds (Series 2021), 4.000%, 4/1/2051	1,298,881
		TOTAL	6,955,532
		Delaware—1.5%
2,000,000		Delaware Economic Development Authority (Newark Charter School, Inc.), Charter School Revenue Bonds (Series 2021), 4.000%, 9/1/2051	1,818,813
3,000,000		Delaware Health Facilities Authority (Christiana Care Health Services), Revenue and Refunding Bonds (Series 2020A), 4.000%, 10/1/2049	3,013,464
3,000,000	[3]	Millsboro, DE Special Obligations (Plantation Lakes Special Development District), Special Tax Revenue Refunding Bonds (Series 2018), (Original Issue Yield: 5.140%), 5.125%, 7/1/2038	3,055,520
		TOTAL	7,887,797
		District of Columbia—2.2%
1,000,000		District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2046	1,025,429
1,000,000		District of Columbia (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), (Original Issue Yield: 5.250%), 5.000%, 7/1/2052	953,643
1,030,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 6.000%, 7/1/2043	1,077,712
1,000,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2019), 4.000%, 7/1/2039	987,556
1,500,000		District of Columbia, UT GO Bonds (Series 2021D), 4.000%, 2/1/2046	1,552,087
1,000,000		Metropolitan Washington, DC Airports Authority, Revenue Refunding Bonds (Series 2017A), 5.000%, 10/1/2047	1,062,609
3,000,000		Metropolitan Washington, DC Airports Authority, Revenue Refunding Bonds (Series 2019A), 5.000%, 10/1/2039	3,286,939
500,000		Washington Metropolitan Area Transit Authority, Dedicated Revenue Bonds (Series 2020A), 4.000%, 7/15/2045	515,922
1,070,000		Washington Metropolitan Area Transit Authority, Dedicated Revenue Bonds (Series 2021A), 4.000%, 7/15/2046	1,101,243
		TOTAL	11,563,140
		Florida—7.7%
1,245,000		Alta Lakes, FL Community Development District, Special Assessment Bonds (Series 2019), 4.625%, 5/1/2049	1,200,918
130,000		Arborwood, FL Community Development District, Special Assessment Revenue Bonds (Series 2014A-1), (Original Issue Yield: 6.900%), 6.900%, 5/1/2036	129,759
450,000		Artisan Lakes East CDD, Capital Improvement Revenue Bonds (Series 2021-1), 4.000%, 5/1/2051	393,442
550,000		Artisan Lakes East CDD, Capital Improvement Revenue Bonds (Series 2021-2), 4.000%, 5/1/2052	479,787
1,365,000		Boggy Branch CDD, FL, Special Assessment Bonds (Series 2021), 4.000%, 5/1/2051	1,185,576
3,000,000		Broward County, FL (Broward County, FL Convention Center Hotel), First Tier Revenue Bonds (Series 2022), (Broward County, FL GTD), 5.500%, 1/1/2055	3,472,350
3,000,000	[1,2,3]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.375%), 8.250%, 5/15/2049	2,040,000
1,000,000	[3]	Florida Development Finance Corp. (Glenridge on Palmer Ranch), Senior Living Revenue and Refunding Bonds (Series 2021), 5.000%, 6/1/2051	874,465

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$1,000,000		Florida Development Finance Corp. (Mayflower Retirement Community), Senior Living Revenue Bonds (Series 2021A), 4.000%, 6/1/2055	$790,564
1,000,000		Florida Development Finance Corp. (Shands Jacksonville Medical Center, Inc.), UFHealth Revenue Refunding Bonds (Series 2022A), 5.000%, 2/1/2052	1,052,655
1,000,000		Florida State Mid-Bay Authority, First Senior Lien Revenue Bonds (Series 2015A), 5.000%, 10/1/2040	1,039,681
1,000,000		Harbor Bay, FL Community Development District, Special Assessment District Area One (Series 2019A-1), (Original Issue Yield: 4.140%), 4.100%, 5/1/2048	908,935
265,000		Lakes of Sarasota CDD, Improvement Revenue Bonds Phase 1 Project (Series 2021A-1), 4.100%, 5/1/2051	232,070
750,000		Lakes of Sarasota CDD, Improvement Revenue Bonds Phase 1 Project (Series 2021A-2), (Original Issue Yield: 3.960%), 3.875%, 5/1/2031	669,130
555,000		Lakewood Ranch Stewardship District, FL (Indigo Expansion Area Project), Special Assessment Revenue Bonds (Series 2019), 4.000%, 5/1/2049	488,585
1,000,000		Lakewood Ranch Stewardship District, FL (Lakewood Centre North), Special Assessment Revenue Bonds (Series 2015), (Original Issue Yield: 4.960%), 4.875%, 5/1/2045	1,003,121
1,000,000		Lakewood Ranch Stewardship District, FL (Lakewood National & Polo Run), Special Assessment Bonds, (Original Issue Yield: 5.400%), 5.375%, 5/1/2047	1,016,200
750,000		Lakewood Ranch Stewardship District, FL (Northeast Sector Phase-2B), Special Assessment Revenue Bonds (Series 2020), 4.000%, 5/1/2050	656,247
1,000,000		Lakewood Ranch Stewardship District, FL (Northeast Sector Project—Phase 1B), Special Assessment Revenue Bonds (Series 2018), 5.450%, 5/1/2048	1,020,760
1,180,000		Lakewood Ranch Stewardship District, FL (Villages of Lakewood Ranch South), Special Assessment Revenue Bonds (Series 2016), (Original Issue Yield: 5.160%), 5.125%, 5/1/2046	1,189,691
1,000,000		Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Bonds (Series 2022A), 5.250%, 10/1/2057	987,254
1,840,000		LT Ranch, FL CDD, Capital Improvement Revenue Bonds (Series 2019), 4.000%, 5/1/2050	1,616,661
745,000		Midtown Miami, FL Community Development District, Special Assessment & Revenue Refunding Bonds (Series 2014A), (Original Issue Yield: 5.250%), 5.000%, 5/1/2037	748,757
2,000,000	[3]	Polk County, FL IDA (Mineral Development, LLC), Secondary Phosphate Tailings Recovery Project Revenue Bonds (Series 2020), 5.875%, 1/1/2033	2,142,344
145,000	[1,2]	Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A-1), 7.375%, 5/1/2033	1
1,125,000		River Landing CDD, Capital Improvement Revenue Bonds (Series 2020A), (Original Issue Yield: 4.360%), 4.350%, 5/1/2051	1,028,119
900,000		Rivers Edge III CDD, Capital Improvement Revenue Bonds (Series 2021), 4.000%, 5/1/2051	780,441
1,250,000		Seminole County, FL IDA (Legacy Pointe at UCF), Retirement Facilities Revenue Bonds (Series 2019A), 5.750%, 11/15/2054	1,195,223
940,000		Southern Grove, FL Community Development District #5, Special Assessment Bonds (Series 2021), 4.000%, 5/1/2048	825,318
585,000		Southern Grove, FL Community Development District #5, Special Assessment District Revenue Refunding Bonds (Series 2019), 4.000%, 5/1/2043	528,658
500,000		St. Johns County, FL IDA (Vicar's Landing), Senior Living Revenue Bonds (Series 2021A), 4.000%, 12/15/2050	391,420
495,000		Talavera, FL Community Development District, Capital Improvement Revenue Bonds (Series 2019), 4.350%, 5/1/2040	475,899
770,000		Talavera, FL Community Development District, Capital Improvement Revenue Bonds (Series 2019), 4.500%, 5/1/2050	724,881
900,000		Tolomato Community Development District, FL, Special Assessment Refunding Bonds (Series 2019C), 4.400%, 5/1/2040	883,551
1,000,000		Tolomato Community Development District, FL, Special Assessment Refunding Bonds Subordinate Lien (Series 2019A-2), 4.250%, 5/1/2037	978,336
175,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-2), (Original Issue Yield: 6.752%), (Step Coupon 11/1/2024@6.610%), 0.000%, 5/1/2040	137,954
190,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-3), 6.610%, 5/1/2040	2
1,400,000		Tradition CDD No. 9, Special Assessment Community Infrastructure Bonds (Series 2021), 4.000%, 5/1/2052	1,217,080
980,000		Verandah West, FL Community Development District, Capital Improvement Revenue Refunding Bonds (Series 2013), (Original Issue Yield: 5.125%), 5.000%, 5/1/2033	982,934
1,500,000		Viera Stewardship District (Viera Stewardship District Village 2), Special Assessment Revenue Bonds (Series 2021), 4.000%, 5/1/2053	1,307,337
2,000,000		Willow Walk, FL Community Development District, Special Assessment Bonds (Series 2015), 5.625%, 5/1/2045	2,033,148
1,355,000		Windward at Lakewood Ranch, FL Community Development District, Capital Improvement Revenue Bonds (Series 2022), 4.250%, 5/1/2052	1,215,537
		TOTAL	40,044,791
		Georgia—0.5%
1,000,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.000%, 11/1/2040	1,063,130

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Georgia—continued
$1,010,000	Geo. L. Smith II Georgia World Congress Center Authority, Convention Center Hotel Second Tier Revenue Bonds (Series 2021B), 5.000%, 1/1/2054	$968,704
500,000	Rockdale County, GA Development Authority (Pratt Paper, LLC), Revenue Refunding Bonds (Series 2018), 4.000%, 1/1/2038	483,080
	TOTAL	2,514,914
	Guam—0.1%
500,000	Guam Government, Hotel Occupancy Tax Revenue Refunding Bonds (Series 2021A), 5.000%, 11/1/2040	520,762
	Hawaii—0.2%
1,000,000	Hawaii State Airports System Revenue, Airports Systems Revenue Bonds (Series 2018A), 5.000%, 7/1/2048	1,066,489
	Idaho—0.5%
3,000,000	Idaho Health Facilities Authority (Terraces of Boise), Exchange Revenue Refunding Bonds (Series 2021A), 4.550%, 10/1/2056	2,348,588
490,000	Idaho Health Facilities Authority (Terraces of Boise), Taxable Exchange Revenue Refunding Bonds (Series 2021B), 8.000%, 10/1/2028	461,864
	TOTAL	2,810,452
	Illinois—10.0%
1,000,000	Chicago, IL (Chicago, IL Sales Tax), Revenue Refunding Bonds (Series 2002), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2032	1,072,101
3,300,000	Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017A), (Original Issue Yield: 7.650%), 7.000%, 12/1/2046	3,733,816
1,000,000	Chicago, IL Board of Education, UT GO Dedicated Revenue Refunding Bonds (Series 2018A), 5.000%, 12/1/2030	1,059,262
1,000,000	Chicago, IL Board of Education, UT GO Dedicated Revenue Refunding Bonds (Series 2018A), 5.000%, 12/1/2031	1,056,744
1,125,000	Chicago, IL O'Hare International Airport (TRIPs Obligated Group), Senior Special Facilities Revenue Bonds (Series 2018), 5.000%, 7/1/2048	1,175,533
385,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.000%, 1/1/2041	406,907
4,000,000	Chicago, IL Transit Authority, Second Lien Sales Tax Receipts Revenue Bonds (Series 2022A), 5.000%, 12/1/2057	4,377,420
1,250,000	Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2014), 5.000%, 11/1/2044	1,277,669
2,683,000	Chicago, IL, UT GO Exchanged Bonds (Series 2021B), 4.000%, 1/1/2038	2,605,410
1,333,000	Chicago, IL, UT GO Exchanged Bonds (Series 2021B), 4.000%, 1/1/2044	1,263,834
314,000	DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	314,078
2,000,000	Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.350%), 5.250%, 5/15/2042	1,786,210
800,000	Illinois Finance Authority (Dekalb Supportive Living Facility), Multi-Family Housing Revenue Bonds (Series 2007), 6.100%, 12/1/2041	649,817
1,100,000	Illinois Finance Authority (Lutheran Life Communities), Revenue Bonds (Series 2019A), 5.000%, 11/1/2040	1,083,044
1,250,000	Illinois Finance Authority (Noble Network of Charter Schools), Education Revenue Bonds (Series 2015), 5.000%, 9/1/2032	1,290,751
1,100,000	Illinois Finance Authority (Rogers Park Montessori School Project), Senior Revenue Bonds (Series 2014A), 6.125%, 2/1/2045	1,126,139
3,000,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2020A), 5.000%, 1/1/2045	3,351,058
8,000,000	Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2028	8,687,282
2,000,000	Illinois State, UT GO Bonds (Series 2013A), 5.000%, 4/1/2035	2,025,118
1,000,000	Illinois State, UT GO Bonds (Series 2020C), (Original Issue Yield: 4.340%), 4.000%, 10/1/2041	940,159
1,000,000	Illinois State, UT GO Bonds (Series 2022B), 5.500%, 3/1/2047	1,090,000
2,025,000	Illinois State, UT GO Bonds (Series June 2013), (Original Issue Yield: 5.650%), 5.500%, 7/1/2038	2,072,077
1,000,000	Illinois State, UT GO Bonds (Series of February 2014), (Original Issue Yield: 5.040%), 5.000%, 2/1/2039	1,011,711
3,000,000	Illinois State, UT GO Refunding Bonds (Series 2018B), 5.000%, 10/1/2030	3,226,496
600,000	Illinois State, UT GO Refunding Bonds (Series 2021A), 5.000%, 3/1/2046	624,870
410,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 5.000%, 8/1/2025	412,556
1,000,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), (Original Issue Yield: 5.060%), 5.000%, 6/15/2053	1,040,279
2,000,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), 5.500%, 6/15/2053	2,113,370

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$2,000,000	[4]	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2017A), (Original Issue Yield: 5.250%), 12/15/2056	$401,096
1,000,000		Sales Tax Securitization Corp., IL, Sales Tax Revenue Bonds (Series 2017A), 5.000%, 1/1/2030	1,100,835
		TOTAL	52,375,642
		Indiana—1.0%
915,000		Indiana State Finance Authority (KIPP Indianapolis), Revenue Bonds (Series 2020A), 5.000%, 7/1/2055	931,758
4,000,000		Indiana State Finance Authority (Ohio River Bridges East End Crossing), Tax-Exempt Private Activity Bonds (Series 2013), (United States Treasury PRF 7/1/2023@100), 5.250%, 1/1/2051	4,147,599
		TOTAL	5,079,357
		Iowa—0.9%
916,872		Iowa Finance Authority (Deerfield Retirement Community, Inc.), Lifespace GTD Senior Living Facility Revenue Refunding Bonds (Series 2014A), (United States Treasury PRF 11/15/2024@100), 5.400%, 11/15/2046	984,124
1,430,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), 5.000%, 12/1/2050	1,511,371
5,000,000	[4]	Tobacco Settlement Financing Corp., IA, Tobacco Settlement Asset-Backed Senior Capital Appreciation Bonds (Series 2021B-2 Class 2), (Original Issue Yield: 4.050%), 6/1/2065	690,454
500,000		Tobacco Settlement Financing Corp., IA, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2021B-1 Class 2), 4.000%, 6/1/2049	495,918
1,060,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.000%, 12/1/2041	1,127,847
		TOTAL	4,809,714
		Kentucky—0.6%
375,000		Henderson, KY (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2022), 4.700%, 1/1/2052	376,423
1,000,000		Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2046	927,577
2,000,000		Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2051	1,828,959
		TOTAL	3,132,959
		Louisiana—0.9%
1,000,000		Calcasieu Parish, LA Memorial Hospital Service District (Lake Charles Memorial Hospital), Hospital Revenue Refunding Bonds (Series 2019), 5.000%, 12/1/2039	1,062,349
30,000		Louisiana Public Facilities Authority (Ochsner Clinic Foundation), Refunding Revenue Bonds (Series 2016), (United States Treasury PRF 5/15/2026@100), 5.000%, 5/15/2047	33,029
970,000		Louisiana Public Facilities Authority (Ochsner Clinic Foundation), Refunding Revenue Bonds (Series 2016), 5.000%, 5/15/2047	1,008,567
1,000,000		St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2008) TOBs, 6.100%, Mandatory Tender 6/1/2030	1,141,787
1,500,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.250%, 5/15/2035	1,549,378
		TOTAL	4,795,110
		Maine—0.6%
1,000,000		Maine Health & Higher Educational Facilities Authority (Eastern Maine Healthcare Systems Obligated Group), Revenue Bonds (Series 2016A), 5.000%, 7/1/2046	1,039,536
2,000,000	[3]	Maine State Finance Authority Solid Waste Disposal (Casella Waste Systems, Inc.), Revenue Bonds (Series 2005R-3), 5.250%, 1/1/2025	2,058,672
		TOTAL	3,098,208
		Maryland—1.9%
955,000		Baltimore, MD (East Baltimore Research Park), Special Obligation Revenue Refunding Bonds (Series 2017A), 5.000%, 9/1/2038	983,780
500,000		Baltimore, MD (Harbor Point), Special Obligation Refunding Bonds (Series 2016), (Original Issue Yield: 5.160%), 5.125%, 6/1/2043	508,208
1,865,000		Frederick County, MD (Jefferson Technology Park), Tax Increment & Special Tax Limited Obligation Refunding Bonds (Series 2020B), 4.625%, 7/1/2043	1,900,509
1,060,000		Maryland State Economic Development Corp. (CONSOL Energy, Inc.), Port Facilities Refunding Revenue Bonds (Series 2010), 5.750%, 9/1/2025	1,063,077
1,000,000		Maryland State Economic Development Corp. (Port Covington District), Special Obligation Bonds (Series 2020), 4.000%, 9/1/2050	858,960
200,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2032	216,454

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Maryland—continued
$450,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2035	$484,676
1,000,000	[3]	Prince Georges County, MD (Westphalia Town Center), Special Obligation Revenue Bonds (Series 2018), (Original Issue Yield: 5.330%), 5.250%, 7/1/2048	1,016,226
1,000,000		Prince Georges County, MD Revenue Authority (Suitland-Naylor Road Project), Special Obligation Bonds (Series 2016), 5.000%, 7/1/2046	1,028,313
1,000,000		Rockville, MD Mayor & City Council Economic Development Revenue (Ingleside at King Farm), (Series 2017B), 5.000%, 11/1/2047	990,017
1,000,000		Westminster, MD (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), (Original Issue Yield: 6.300%), 6.250%, 7/1/2044	1,036,354
		TOTAL	10,086,574
		Massachusetts—1.0%
1,000,000		Commonwealth of Massachusetts, GO Consolidated Loan Bonds (Series 2020E), 5.000%, 11/1/2050	1,141,228
2,000,000		Massachusetts Development Finance Agency (Mass General Brigham), Revenue Refunding Bonds (Series 2016Q), 5.000%, 7/1/2047	2,089,546
1,000,000	[3]	Massachusetts Development Finance Agency (Newbridge on the Charles), Revenue Refunding Bonds (Series 2017), 5.000%, 10/1/2057	1,055,484
1,000,000		Massachusetts Port Authority, Revenue Bonds (Series 2021-E), 5.000%, 7/1/2051	1,095,109
		TOTAL	5,381,367
		Michigan—1.9%
1,000,000		Detroit, MI, UT GO Bonds (Series 2020), 5.500%, 4/1/2050	1,092,111
1,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Sewage Disposal System), Senior Lien Revenue Bonds (Series 2014 C-7), (National Public Finance Guarantee Corporation INS), 5.000%, 7/1/2032	1,050,625
1,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-6), (National Public Finance Guarantee Corporation INS), 5.000%, 7/1/2036	1,047,096
2,000,000		Michigan State Finance Authority Revenue (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2044	2,036,002
2,930,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 4.000%, 6/1/2049	2,840,505
1,500,000		Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds, Series 2005, 5.625%, 11/1/2035	915,000
1,000,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2015), (United States Treasury PRF 4/1/2026@100), 5.000%, 4/1/2040	1,107,816
		TOTAL	10,089,155
		Minnesota—2.7%
750,000		Baytown Township, MN (St. Croix Preparatory Academy), Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.000%, 8/1/2041	673,885
1,100,000		Baytown Township, MN (St. Croix Preparatory Academy), Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.250%, 8/1/2046	992,494
45,000		Duluth, MN EDA (St. Luke's Hospital of Duluth Obligated Group), Health Care Facilities Revenue Bonds (Series 2012), (United States Treasury PRF 6/15/2022@100), 6.000%, 6/15/2039	45,076
1,955,000		Duluth, MN EDA (St. Luke's Hospital of Duluth Obligated Group), Health Care Facilities Revenue Bonds (Series 2012), 6.000%, 6/15/2039	1,958,311
1,700,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2014A), 5.750%, 8/1/2044	1,737,947
1,000,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2018A), 5.375%, 8/1/2050	1,038,124
3,000,000	[3]	Minneapolis, MN Charter School Lease Revenue (Twin Cities International School), (Series 2017A), (Original Issue Yield: 5.150%), 5.000%, 12/1/2047	3,030,129
2,000,000		St. Cloud, MN Charter School (Stride Academy), Lease Revenue Bonds (Series 2016A), 5.000%, 4/1/2046	1,524,176
2,000,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority (Twin Cities Academy), Charter School Lease Revenue Bonds (Series 2015A), 5.375%, 7/1/2050	2,046,273
325,000		Winona, MN Port Authority (Bluffview Montessori School Project), Lease Revenue Bonds (Series 2016A), 4.500%, 6/1/2036	294,741
750,000		Winona, MN Port Authority (Bluffview Montessori School Project), Lease Revenue Bonds (Series 2016A), 4.750%, 6/1/2046	662,802
		TOTAL	14,003,958

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Missouri—0.6%
$400,000		Cape Girardeau County, MO IDA (SoutheastHEALTH Obligated Group), Health Facilities Revenue Bonds (Series 2021), 4.000%, 3/1/2046	$377,071
2,000,000	[3]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	1,670,204
1,000,000		Kirkwood, MO IDA (Aberdeen Heights Project), Retirement Community Revenue Bonds (Series 2017A), 5.250%, 5/15/2050	970,041
		TOTAL	3,017,316
		Montana—0.5%
900,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.250%, 5/15/2047	903,475
1,425,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.250%, 5/15/2052	1,422,822
		TOTAL	2,326,297
		Nebraska—0.6%
2,500,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2017A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2042	2,841,342
		Nevada—1.4%
905,000	[3]	Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	910,919
1,000,000	[3]	Director of the State of Nevada Department of Business and Industry (Somerset Academy of Las Vegas), Charter School Lease Revenue Bonds (Series 2018A), 5.000%, 12/15/2048	1,022,390
940,000		Las Vegas, NV (Summerlin Village 24 SID No. 812), Local Improvement Bonds (Series 2015), 5.000%, 12/1/2035	965,948
500,000		Las Vegas, NV (Summerlin Village 25 SID No. 815), Local Improvement Bonds (Series 2020), 5.000%, 12/1/2049	511,816
1,500,000		Las Vegas, NV Redevelopment Agency, Tax Increment Revenue Refunding Bonds (Series 2016), 5.000%, 6/15/2045	1,572,193
775,000		Las Vegas, NV Special Improvement District #611 (Sunstone Phase I and II), Local Improvement Bonds (Series 2020), (Original Issue Yield: 4.170%), 4.125%, 6/1/2050	708,074
1,240,000		Las Vegas, NV Special Improvement District No. 814 (Summerlin Villages 21 & 24A), Local Improvement Bonds (Series 2019), 4.000%, 6/1/2049	1,138,507
665,000		North Las Vegas, NV Special Improvement District No. 64 (Valley Vista), Local Improvement Bonds (Series 2019), 4.625%, 6/1/2049	668,581
		TOTAL	7,498,428
		New Hampshire—0.1%
100,000		National Finance Authority, NH (Covanta Energy Corp.), Resource Recovery Revenue Refunding Bonds (Series 2020B) TOBs, 3.750%, Mandatory Tender 7/2/2040	88,175
1,500,000	[1,2,3]	New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 20017A), (Original Issue Yield: 6.375%), 6.125%, 7/1/2052	600,000
		TOTAL	688,175
		New Jersey—3.6%
1,500,000		New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 4.000%, 6/15/2046	1,483,804
180,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), (United States Treasury PRF 6/15/2025@100), 5.250%, 6/15/2040	196,811
3,075,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), 5.250%, 6/15/2040	3,214,033
500,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), 5.000%, 6/15/2043	536,164
1,280,000		New Jersey EDA (New Jersey State), Subordinate Revenue Refunding Bonds (Series 2017A), 5.000%, 7/1/2033	1,368,010
1,335,000		New Jersey EDA (Port Newark Container Terminal LLC), Special Facilities Revenue and Refunding Bonds (Series 2017), 5.000%, 10/1/2047	1,397,793
1,000,000		New Jersey EDA (UMM Energy Partners LLC), Energy Facility Revenue Bonds (Series 2012A), (Original Issue Yield: 5.190%), 5.125%, 6/15/2043	1,001,195
2,500,000		New Jersey EDA (United Airlines, Inc.), Special Facility Revenue Bonds (Series 1999), 5.250%, 9/15/2029	2,516,305
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2034	1,084,062
750,000		New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 4.000%, 6/1/2032	807,061
500,000		South Jersey Port Corp., Subordinate Marine Terminal Revenue Bonds (Series 2017B), 5.000%, 1/1/2048	517,179
4,610,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	4,739,731
		TOTAL	18,862,148

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Mexico—0.2%
$1,000,000		New Mexico State Hospital Equipment Loan Council (Gerald Champion Regional Medical Center), Hospital Improvement and Refunding Revenue Bonds (Series 2012A), (Original Issue Yield: 5.700%), 5.500%, 7/1/2042	$1,002,584
		New York—4.5%
1,000,000	[3]	Build NYC Resource Corporation (Albert Einstein School of Medicine, Inc.), Revenue Bonds (Series 2015), 5.500%, 9/1/2045	1,043,020
5,000,000	[4]	Glen Cove, NY Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation Revenue Bonds (Series 2016B), (Original Issue Yield: 6.000%), 1/1/2045	1,442,964
1,250,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Revenue Bonds (Series 2022A), 4.000%, 2/15/2044	1,281,621
1,000,000	[3]	Monroe County, NY IDC (True North Rochester Preparatory Charter School), Charter School Revenue Bonds (Series 2020A), 5.000%, 6/1/2059	1,023,557
1,365,028		Nassau County, NY IDA (Amsterdam at Harborside), Continuing Care Retirement Community Revenue Bonds (Series 2021B), 5.000%, 1/1/2058	990,430
500,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2020C-1), 4.000%, 5/1/2045	516,054
1,000,000		New York Counties Tobacco Trust VI, Tobacco Settlement Pass-Through Bonds (Series 201A-2B), 5.000%, 6/1/2051	1,013,032
1,000,000	[3]	New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 2), 5.375%, 11/15/2040	1,017,061
1,500,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), Revenue Refunding Bonds (Series 2022A), 4.000%, 3/15/2049	1,539,297
1,000,000		New York State Power Authority, Revenue Bonds (Series 2020A), 4.000%, 11/15/2060	1,005,624
665,000		New York Transportation Development Corporation (American Airlines, Inc.), Special Facility Revenue Refunding Bonds (Series 2021), 3.000%, 8/1/2031	620,699
2,445,000		New York Transportation Development Corporation (American Airlines, Inc.), Special Facility Revenue Refunding Bonds (Series 2016), 5.000%, 8/1/2026	2,445,133
455,000		New York Transportation Development Corporation (American Airlines, Inc.), Special Facility Revenue Refunding Bonds (Series 2016), 5.000%, 8/1/2031	455,025
1,000,000		New York Transportation Development Corporation (Delta Air Lines, Inc.), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2018), 5.000%, 1/1/2033	1,036,927
1,500,000		New York Transportation Development Corporation (Delta Air Lines, Inc.), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2020), (Original Issue Yield: 4.550%), 4.375%, 10/1/2045	1,441,560
1,000,000		New York Transportation Development Corporation (Empire State Thruway Partners LLC), Exempt Facility Revenue Bonds (Series 2021), 4.000%, 4/30/2053	922,142
865,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 4.000%, 12/1/2042	831,189
1,800,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 4.000%, 12/1/2042	1,770,653
1,000,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2022), 5.000%, 12/1/2041	1,071,632
1,000,000		Niagara Area Development Corporation, NY (Covanta Energy Corp.), Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2018A), 4.750%, 11/1/2042	994,787
1,000,000		TSASC, Inc. NY, Tobacco Settlement Asset-Backed Senior Refunding Bonds (Series 2017A), 5.000%, 6/1/2041	1,055,944
		TOTAL	23,518,351
		Ohio—4.8%
1,000,000		American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Refunding Revenue Bonds (Series 2015A), 5.000%, 2/15/2039	1,032,033
10,900,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020B-2 Class 2), 5.000%, 6/1/2055	11,064,981
1,000,000		Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), 5.500%, 2/15/2057	1,091,559
2,000,000		Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), (Original Issue Yield: 5.080%), 5.000%, 2/15/2044	2,005,238
1,800,000	[3]	Ohio Air Quality Development Authority (AMG Vanadium LLC), Exempt Facilities Revenue Bonds (Series 2019), 5.000%, 7/1/2049	1,826,698
1,000,000		Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	1,001,924
1,125,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2041	1,172,090

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$1,000,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Revenue Bonds (Series 2020A), 4.000%, 1/15/2050	$1,003,140
1,000,000		Ohio State Treasurer (Portsmouth Gateway Group LLC), Private Activity Revenue Bonds (Series 2015), 5.000%, 6/30/2053	1,038,780
3,225,000		Ohio State, Infrastructure Improvement GO Bonds (Series 2021A), 5.000%, 3/1/2040	3,802,151
		TOTAL	25,038,594
		Oklahoma—0.9%
3,000,000		Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2057	3,060,198
1,750,000		Tulsa County, OK Industrial Authority (Montereau, Inc.), Senior LivingCommunity Revenue Refunding Bonds (Series 2017), 5.250%, 11/15/2045	1,827,413
		TOTAL	4,887,611
		Oregon—0.4%
440,000		Clackamas County, OR Hospital Facilities Authority (Mary's Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series 2018A), 5.000%, 5/15/2038	426,815
635,000		Clackamas County, OR Hospital Facilities Authority (Mary's Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series 2018A), 5.000%, 5/15/2043	604,877
400,000		Clackamas County, OR Hospital Facilities Authority (Mary's Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series 2018A), 5.000%, 5/15/2048	375,142
500,000		Clackamas County, OR Hospital Facilities Authority (Mary's Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series 2018A), 5.000%, 5/15/2052	464,171
		TOTAL	1,871,005
		Pennsylvania—3.6%
2,000,000		Bucks County, PA IDA (School Lane Charter School), (Series 2016A), 5.125%, 3/15/2046	2,078,384
500,000		Butler County, PA Hospital Authority (Butler Health System), Hospital Revenue Bonds (Series 2015A), 5.000%, 7/1/2035	519,884
1,200,000		Chester County, PA IDA (Avon Grove Charter School), Revenue Bonds (Series 2017A), 5.000%, 12/15/2047	1,230,027
800,000		Chester County, PA IDA (Avon Grove Charter School), Revenue Bonds (Series 2017A), 5.000%, 12/15/2051	818,063
1,000,000		Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), (Original Issue Yield: 5.050%), 5.000%, 12/1/2042	1,008,914
1,000,000		Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2020A), 4.000%, 4/1/2050	1,002,539
3,000,000		Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2020A), 5.000%, 4/1/2050	3,254,113
3,000,000		Lehigh County, PA General Purpose Authority (Lehigh Valley Academy Regional Charter School), Charter School Revenue Bonds (Series 2022), 4.000%, 6/1/2057	2,689,908
2,000,000		Pennsylvania Economic Development Financing Authority (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2014), 5.500%, 11/1/2044	2,029,186
1,250,000		Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 12/31/2038	1,295,951
1,205,000		Philadelphia, PA Authority for Industrial Development (New Foundations Charter School), Revenue Bonds (Series 2012), (United States Treasury PRF 12/15/2022@100), 6.625%, 12/15/2041	1,238,285
740,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	755,642
1,000,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2017A), 5.000%, 10/1/2052	1,094,363
		TOTAL	19,015,259
		Puerto Rico—5.1%
4,000,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2010 XX-RSA-1), 5.250%, 7/1/2040	3,730,000
995,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2012A-RSA-1), 5.050%, 7/1/2042	922,863
310,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A-RSA-1), 7.000%, 7/1/2033	299,925
195,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A-RSA-1), 7.000%, 7/1/2040	188,662
2,500,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A-RSA-1), 7.000%, 7/1/2043	2,418,749
5,000,000	[4]	Puerto Rico Sales Tax Financing Corp., Restructured Capital Appreciation Sales Tax Bonds (Series 2019A-1), (Original Issue Yield: 5.375%), 7/1/2046	1,515,108
7,340,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	7,462,692
4,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-1), 4.750%, 7/1/2053	4,014,407
6,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-2), 4.784%, 7/1/2058	6,032,312
		TOTAL	26,584,718

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Rhode Island—0.6%
$500,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2039	$523,537
2,730,000		Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.000%, 6/1/2050	2,814,170
		TOTAL	3,337,707
		South Carolina—0.7%
1,000,000		Berkeley County, SC (Nexton Improvement District), Assessment Revenue Bonds (Series 2019), (Original Issue Yield: 4.280%), 4.250%, 11/1/2040	1,006,572
1,020,000	[3]	South Carolina Jobs-EDA (Green Charter Schools), Educational Facilities Revenue Refunding Bonds (Series 2021A), 4.000%, 6/1/2056	804,047
1,000,000		South Carolina Jobs-EDA (South Carolina Episcopal Home at Still Hopes), Residential Care Facilities Revenue Bonds (Series 2017), 5.000%, 4/1/2047	981,793
1,000,000		South Carolina Jobs-EDA (South Carolina Episcopal Home at Still Hopes), Residential Care Facilities Revenue Bonds (Series 2017), 5.000%, 4/1/2052	972,737
		TOTAL	3,765,149
		South Dakota—0.4%
1,000,000		Sioux Falls, SD Health Facilities Revenue (Dow Rummel Village), (Series 2017), (Original Issue Yield: 5.050%), 5.000%, 11/1/2042	982,383
1,000,000		Sioux Falls, SD Health Facilities Revenue (Dow Rummel Village), (Series 2017), (Original Issue Yield: 5.200%), 5.125%, 11/1/2047	978,404
		TOTAL	1,960,787
		Tennessee—0.2%
1,200,000		Blount County, TN Health and Educational Facilities Board (Asbury, Inc.), Revenue Refunding and Improvement Bonds (Series 2016A), 5.000%, 1/1/2047	800,283
		Texas—7.7%
1,100,000		Arlington, TX Higher Education Finance Corp. (Uplift Education), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	1,141,163
500,000		Austin, TX Airport System, Airport System Revenue Bonds (Series 2014), 5.000%, 11/15/2044	520,617
250,000		Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel First Tier Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2034	260,588
250,000		Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2017B), 5.000%, 1/1/2034	251,323
1,000,000		Board of Managers, Joint Guadalupe County-City of Seguin, TX, Hospital Mortgage Revenue Refunding & Improvement Bonds (Series 2015), (Original Issue Yield: 5.080%), 5.000%, 12/1/2045	1,016,181
2,000,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools), 6.000%, 8/15/2043	2,063,745
500,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools), Education Revenue Bonds (Series 2012), 5.000%, 8/15/2042	501,490
1,000,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools), Education Revenue Bonds (Series 2022A), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 8/15/2047	1,043,931
1,000,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools), Revenue Bonds (Series 2014), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2039	1,053,196
2,000,000		Clifton Higher Education Finance Corporation, TX (Uplift Education), Revenue Bonds (Series 2015A), 5.000%, 12/1/2050	2,050,206
1,527,000		Decatur, TX Hospital Authority (Wise Regional Health System), Hospital Revenue Bonds (Series 2021C), 4.000%, 9/1/2044	1,509,843
515,000		Decatur, TX Hospital Authority (Wise Regional Health System), Revenue Bonds, (United States Treasury PRF 9/1/2023@100), 6.375%, 9/1/2042	543,843
1,110,000		Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), (United States Treasury PRF 10/1/2023@100), 5.250%, 10/1/2051	1,161,327
1,500,000		Houston, TX Airport System (United Airlines, Inc.), Airport System Special Facilities Revenue Bonds (Series 2021 B-1), 4.000%, 7/15/2041	1,335,325
1,500,000		Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue & Refunding Bonds (Series 2011), (Original Issue Yield: 6.875%), 6.625%, 7/15/2038	1,502,351
1,000,000		Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2014), (Original Issue Yield: 5.150%), 5.000%, 7/1/2029	1,010,440
1,500,000		Irving, TX Hospital Authority (Baylor Scott & White Medical Center, Irving), Hospital Revenue Bonds (Series 2017A), 5.000%, 10/15/2044	1,565,230
2,000,000		Lavernia, TX Higher Education Finance Corporation (Meridian World School), Education Revenue Bonds (Series 2015A), (United States Treasury PRF 8/15/2024@100), 5.500%, 8/15/2045	2,131,884

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,500,000	[3]	Mission, TX Economic Development Corporation (Natgasoline), Senior Lien Revenue Bonds (Series 2018), (Original Issue Yield: 4.716%), 4.625%, 10/1/2031	$1,554,980
1,500,000		New Hope Cultural Education Facilities Finance Corporation (Buckingham Senior Living Community), Retirement Facilities Revenue Exchange Bonds (Series 2021B), 2.000%, 11/15/2061	840,097
2,000,000	[3]	New Hope Cultural Education Facilities Finance Corporation (Jubilee Academic Center), Education Revenue Refunding Bonds (Series 2021), 4.000%, 8/15/2056	1,695,234
2,000,000		New Hope Cultural Education Facilities Finance Corporation (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2042	2,027,681
700,000		New Hope Cultural Education Facilities Finance Corporation (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), (United States Treasury PRF 11/15/2024@102), 5.000%, 11/15/2046	760,962
1,000,000		New Hope Cultural Education Facilities Finance Corporation (MRC Langford), Retirement Facilities Revenue Bonds (Series 2016A), (Original Issue Yield: 5.530%), 5.500%, 11/15/2052	939,686
600,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2016A), 5.000%, 1/1/2039	641,318
335,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2021B), 4.000%, 1/1/2041	341,552
2,000,000		Red River, TX HFDC (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), (United States Treasury PRF 11/15/2024@100), 8.000%, 11/15/2049	2,276,256
2,655,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living-Ventana Project), Retirement Facility Revenue Bonds (Series 2017A), (Original Issue Yield: 6.770%), 6.750%, 11/15/2052	2,812,399
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks Project), Retirement Facilities Revenue Bonds (Series 2020A), 6.875%, 11/15/2055	1,603,398
2,000,000		Texas Private Activity Bonds Surface Transportation Corporation (Blueridge Transportation Group, LLC SH 288 Toll Lanes), Senior Lien Revenue Bonds (Series 2016), 5.000%, 12/31/2050	2,050,514
545,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	570,188
1,500,000		Texas Water Development Board, State Revolving Fund Revenue Bonds (Series 2018), 4.000%, 8/1/2036	1,571,827
		TOTAL	40,348,775
		Utah—0.6%
1,000,000		Salt Lake City, UT Airport Revenue, Airport Revenue Bonds (Series 2018A), 5.000%, 7/1/2048	1,060,908
2,000,000	[3]	Utah State Charter School Finance Authority (Freedom Academy Foundation), Charter School Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.300%), 5.250%, 6/15/2037	2,065,067
		TOTAL	3,125,975
		Vermont—0.2%
1,000,000	[3]	Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2013) TOBs, 4.625%, Mandatory Tender 4/3/2028	1,004,258
		Virginia—1.8%
1,800,000		Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds (Series 2016), 5.000%, 7/1/2051	1,881,999
1,500,000	[3]	Embrey Mill Community Development Authority, VA, Special Assessment Revenue Bonds (Series 2015), (United States Treasury PRF 3/1/2025@100), 5.600%, 3/1/2045	1,631,725
1,000,000		Norfolk, VA Redevelopment and Housing Authority (Harbor's Edge), Fort Norfolk Retirement Community Revenue Bond (Series 2019B), 5.250%, 1/1/2054	1,009,577
4,250,000		Tobacco Settlement Financing Corp., VA, Tobacco Settlement Asset-Backed Bonds (Series 2007B-1), (Original Issue Yield: 5.120%), 5.000%, 6/1/2047	4,256,744
370,000		Virginia Small Business Financing Authority (Covanta Energy Corp.), Solid Waste Disposal Revenue Bonds (Series 2018) TOBs, 5.000%, Mandatory Tender 7/1/2038	371,684
		TOTAL	9,151,729
		Washington—3.6%
2,000,000		Energy Northwest, WA, Columbia Generating Station Electric Revenue Refunding Bonds (Series 2021A), 4.000%, 7/1/2042	2,056,989
1,000,000		Port of Seattle, WA IDC (Delta Air Lines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2012), (Original Issue Yield: 5.310%), 5.000%, 4/1/2030	1,005,588
10,000,000		Seattle, WA Municipal Light & Power, Improvement and Refunding Revenue Bonds (Series 2018A), 4.000%, 1/1/2047	10,198,241
1,000,000		Washington State Health Care Facilities Authority (Virginia Mason Medical Center), Revenue Bonds (Series 2017), 5.000%, 8/15/2037	1,063,012
1,000,000	[3]	Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), (Original Issue Yield: 7.050%), 7.000%, 7/1/2050	1,048,254

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Washington—continued
$1,000,000	[3]	Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 7.000%, 7/1/2045	$1,049,702
2,500,000	[3]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), 7.500%, 1/1/2049	2,604,905
		TOTAL	19,026,691
		Wisconsin—2.5%
3,000,000	[3]	Public Finance Authority, WI (American Dream at Meadowlands), Limited Obligation PILOT Revenue Bonds (Series 2017), 7.000%, 12/1/2050	2,882,290
1,375,000	[3]	Public Finance Authority, WI (Eno River Academy), Charter School Revenue Bonds (Series 2020A), 5.000%, 6/15/2054	1,375,873
750,000		Public Finance Authority, WI (Mountain Island Charter School), Education Revenue Refunding Bonds (Series 2017), 5.000%, 7/1/2047	757,576
1,000,000		Public Finance Authority, WI (Mountain Island Charter School), Education Revenue Refunding Bonds (Series 2017), 5.000%, 7/1/2052	1,008,863
1,000,000		Public Finance Authority, WI (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2016), 4.000%, 8/1/2035	912,479
3,000,000	[3]	Public Finance Authority, WI (Southminster), Retirement Facilities First Mortgage Revenue Bonds (Series 2018), 5.000%, 10/1/2048	2,876,911
1,500,000		Public Finance Authority, WI Revenue (Fargo-Moorhead Metropolitan Area Flood Risk Management Project), Senior Revenue Bonds (Series 2021) Green Bonds, 4.000%, 3/31/2056	1,384,453
2,000,000		Public Finance Authority, WI (Grand Hyatt San Antonio Hotel), Grand Hyatt San Antonio Hotel Aquistion Project (Senior Lien Series 2022A), 5.000%, 2/1/2062	2,076,475
800,000		Wisconsin Health & Educational Facilities Authority (ProHealth Care, Inc.), Revenue Refunding Bonds (Series 2015), 5.000%, 8/15/2039	821,623
1,000,000		Wisconsin Health & Educational Facilities Authority (St. Camillus Health System, Inc.), Revenue Bonds (Series 2019A), 5.000%, 11/1/2046	995,765
		TOTAL	15,092,308
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $519,348,235)	510,008,902
	[5]	SHORT-TERM MUNICIPALS—1.2%
		Alabama—0.6%
100,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 0.720%, 6/1/2022	100,000
3,150,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 0.720%, 6/1/2022	3,150,000
		TOTAL	3,250,000
		Arizona—0.3%
1,500,000		Arizona State IDA (Phoenix Children's Hospital), (Series 2019A) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.620%, 6/1/2022	1,500,000
		Kentucky—0.3%
1,400,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc.), (1999 Series A) Daily VRDNs, (United Parcel Service, Inc. GTD), 0.700%, 6/1/2022	1,400,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $8,240,292)	6,150,000
		TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $527,588,527)	516,158,902
		OTHER ASSETS AND LIABILITIES - NET—1.2%[6]	6,360,548
		TOTAL NET ASSETS—100%	$522,519,450
Securities that are subject to the federal alternative minimum tax (AMT) represent 12.8% of the Fund's portfolio as calculated based upon total market value.
1
Security in default.
2
Non-income-producing security.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2022, these restricted securities amounted to $62,923,463, which represented 12.0% of total net assets.
4
Zero coupon bond.

5
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
6
Assets, other than investments in securities, less liabilities.
Additional information on restricted securities held at May 31, 2022, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017D), 5.000%, 7/1/2051	10/12/2017	$659,872	$657,233
Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017G), 5.000%, 7/1/2051	12/15/2017	$512,378	$505,564
Arizona State IDA (Doral Academy of Nevada FMMR), Education Revenue Bonds (Series 2019A), 5.000%, 7/15/2049	4/3/2019	$1,034,010	$1,009,381
Arizona State IDA (Pinecrest Academy of Nevada), Horizon, Inspirada and St. Rose Campus Education Revenue Bonds (Series 2018A), 5.750%, 7/15/2048	12/14/2018	$1,788,490	$1,859,700
Build NYC Resource Corporation (Albert Einstein School of Medicine, Inc.), Revenue Bonds (Series 2015), 5.500%, 9/1/2045	1/14/2016	$1,000,000	$1,043,020
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2046	5/27/2021	$527,278	$500,734
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	6/13/2014	$750,000	$768,542
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	8/27/2015	$574,660	$581,144
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2017A), 5.000%, 7/1/2047	8/4/2017	$534,633	$520,559
California State School Finance Authority Charter School Revenue (Bright Star Schools-Obligated Group), Charter School Revenue Bonds (Series 2017), 5.000%, 6/1/2037	4/20/2020	$1,007,430	$1,028,460
California State School Finance Authority Charter School Revenue (Rocketship Public Schools), Revenue Bonds (Series 2017G), 5.000%, 6/1/2047	12/4/2017	$511,300	$513,327
California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), 5.000%, 6/1/2053	10/5/2017	$1,153,786	$1,127,495
California Statewide Communities Development Authority (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	5/19/2020	$2,257,823	$2,276,725
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.375%), 8.250%, 5/15/2049	12/16/2013	$2,959,632	$2,040,000
Colorado Educational & Cultural Facilities Authority (Loveland Classical School), School Improvement Revenue Bonds (Series 2016), 5.000%, 7/1/2036	4/17/2020	$946,760	$1,008,398
Denver, CO Health & Hospital Authority, Revenue Refunding Bonds (Series 2017A), 5.000%, 12/1/2034	8/23/2017	$1,063,094	$1,068,670
Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	8/31/2017	$914,732	$910,919
Director of the State of Nevada Department of Business and Industry (Somerset Academy of Las Vegas), Charter School Lease Revenue Bonds (Series 2018A), 5.000%, 12/15/2048	4/6/2018	$1,001,570	$1,022,390
Embrey Mill Community Development Authority, VA, Special Assessment Revenue Bonds (Series 2015), (United States Treasury PRF 3/1/2025@100), 5.600%, 3/1/2045	10/22/2015	$1,500,000	$1,631,725
Florida Development Finance Corp. (Glenridge on Palmer Ranch), Senior Living Revenue and Refunding Bonds (Series 2021), 5.000%, 6/1/2051	5/13/2021	$1,109,796	$874,465
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	1/10/2018	$1,976,536	$1,670,204
Maine State Finance Authority Solid Waste Disposal (Casella Waste Systems, Inc.), Revenue Bonds (Series 2005R-3), 5.250%, 1/1/2025	1/27/2017	$2,000,000	$2,058,672
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2047	10/6/2016	$1,026,675	$1,007,292
Massachusetts Development Finance Agency (Newbridge on the Charles), Revenue Refunding Bonds (Series 2017), 5.000%, 10/1/2057	12/7/2017	$1,051,514	$1,055,484
Millsboro, DE Special Obligations (Plantation Lakes Special Development District), Special Tax Revenue Refunding Bonds (Series 2018), (Original Issue Yield: 5.140%), 5.125%, 7/1/2038	5/22/2020	$2,862,387	$3,055,520
Minneapolis, MN Charter School Lease Revenue (Twin Cities International School), (Series 2017A), (Original Issue Yield: 5.150%), 5.000%, 12/1/2047	12/8/2017	$2,936,416	$3,030,129
Mission, TX Economic Development Corporation (Natgasoline), Senior Lien Revenue Bonds (Series 2018), (Original Issue Yield: 4.716%), 4.625%, 10/1/2031	10/30/2018	$1,489,742	$1,554,980
Mohegan Tribe of Indians of Connecticut Gaming Authority, Priority Distribution Payment Refunding Bonds (Series 2015C), (Original Issue Yield: 6.375%), 6.250%, 2/1/2030	11/25/2015	$1,821,171	$1,965,373

Security	Acquisition Date	Acquisition Cost	Value
Monroe County, NY IDC (True North Rochester Preparatory Charter School), Charter School Revenue Bonds (Series 2020A), 5.000%, 6/1/2059	7/9/2020	$1,111,336	$1,023,557
New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 20017A), (Original Issue Yield: 6.375%), 6.125%, 7/1/2052	6/8/2017	$1,450,030	$600,000
New Hope Cultural Education Facilities Finance Corporation (Jubilee Academic Center), Education Revenue Refunding Bonds (Series 2021), 4.000%, 8/15/2056	12/10/2021	$2,181,612	$1,695,234
New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 2), 5.375%, 11/15/2040	10/29/2014	$1,000,000	$1,017,061
Ohio Air Quality Development Authority (AMG Vanadium LLC), Exempt Facilities Revenue Bonds (Series 2019), 5.000%, 7/1/2049	6/27/2019	$1,878,442	$1,826,698
Polk County, FL IDA (Mineral Development, LLC), Secondary Phosphate Tailings Recovery Project Revenue Bonds (Series 2020), 5.875%, 1/1/2033	10/23/2020	$2,000,000	$2,142,344
Prince Georges County, MD (Westphalia Town Center), Special Obligation Revenue Bonds (Series 2018), (Original Issue Yield: 5.330%), 5.250%, 7/1/2048	11/16/2018	$988,744	$1,016,226
Public Finance Authority, WI (American Dream at Meadowlands), Limited Obligation PILOT Revenue Bonds (Series 2017), 7.000%, 12/1/2050	6/22/2017	$3,051,013	$2,882,290
Public Finance Authority, WI (Eno River Academy), Charter School Revenue Bonds (Series 2020A), 5.000%, 6/15/2054	6/12/2020	$1,405,095	$1,375,873
Public Finance Authority, WI (Southminster), Retirement Facilities First Mortgage Revenue Bonds (Series 2018), 5.000%, 10/1/2048	4/6/2020	$2,733,300	$2,876,911
San Francisco Special Tax District No. 2020-1 (Mission Rock Facilities and Services), Development Special Tax Bonds (Series 2021A), 4.000%, 9/1/2051	5/7/2021	$374,496	$308,688
South Carolina Jobs-EDA (Green Charter Schools), Educational Facilities Revenue Refunding Bonds (Series 2021A), 4.000%, 6/1/2056	7/30/2021	$1,063,053	$804,047
Tuscaloosa County, AL IDA (Hunt Refining Co.), Gulf Opportunity Zone Refunding Bonds (Series 2019A), 5.250%, 5/1/2044	4/17/2019	$790,000	$800,008
Utah State Charter School Finance Authority (Freedom Academy Foundation), Charter School Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.300%), 5.250%, 6/15/2037	4/27/2020	$1,865,883	$2,065,067
Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2013) TOBs, 4.625%, Mandatory Tender 4/3/2028	3/28/2018	$1,000,000	$1,004,258
Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.000%, 7/15/2027	7/3/2013	$432,539	$436,235
Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), (Original Issue Yield: 7.050%), 7.000%, 7/1/2050	7/22/2015	$993,827	$1,048,254
Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 7.000%, 7/1/2045	7/22/2015	$1,004,068	$1,049,702
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), 7.500%, 1/1/2049	1/31/2014	$2,500,000	$2,604,905
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2022, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
CDD	—Community Development District
EDA	—Economic Development Authority
GO	—General Obligation
GTD	—Guaranteed
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
LOC	—Letter of Credit
LT	—Limited Tax
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
SID	—Special Improvement District
TELA	—Toll Equity Loan Agreement
TOBs	—Tender Option Bonds
USD	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes